World Color Press Insolvency Proceedings	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
World Color Press Insolvency Proceedings [Abstract]
World Color Press Insolvency Proceedings
World Color Press Insolvency Proceedings

The Company continues to manage the bankruptcy claim settlement process for the Quebecor World Inc. ("QWI") bankruptcy proceedings in the United States and Canada (QWI changed its name to "World Color Press Inc." upon emerging from bankruptcy on July 21, 2009). To the extent claims are allowed, the holders of such claims are entitled to receive recovery, with the nature of such recovery dependent upon the type and classification of such claims. In this regard, with respect to certain types of claims, the holders thereof are entitled to receive cash and/or unsecured notes, while the holders of certain other types of claims are entitled to receive a combination of Quad/Graphics common stock and cash, in accordance with the terms of the World Color Press Inc. ("World Color Press") 2010 acquisition agreement.

With respect to claims asserted by the holders thereof as being entitled to a priority cash recovery, the Company has estimated that approximately $1.4 million and $2.5 million of such recorded claims have yet to be paid as of September 30, 2014, and December 31, 2013, respectively, and this obligation is classified as amounts owing in satisfaction of bankruptcy claims in the condensed consolidated balance sheets.

With respect to unsecured claims held by creditors of the operating subsidiary debtors of Quebecor World (USA) Inc. (the "Class 3 Claims"), each allowed Class 3 Claim will be entitled to receive an unsecured note in an amount equaling 50% of such creditor's allowed Class 3 Claim, provided, however, that the aggregate principal amount of all such unsecured notes cannot exceed $75.0 million. Each allowed Class 3 Claim will also receive accrued interest and a 5% prepayment redemption premium thereon (the total aggregate maximum principal, interest and prepayment redemption premium for all Class 3 Claims is $89.2 million). In connection with the World Color Press acquisition, the Company was required to deposit the maximum potential payout to the Class 3 Claim creditors of $89.2 million with a trustee, and that amount will remain with the trustee until either (1) it is paid to a creditor for an allowed Class 3 Claim or (2) excess amounts not required for Class 3 Claim payments will revert to the Company.

In the nine months ended September 30, 2014, $7.9 million of the restricted cash was paid to Class 3 Claim creditors. The Company received $8.9 million in the nine months ended September 30, 2014, as the restriction was released for amounts no longer required to be held in deposit for Class 3 Claims. At September 30, 2014, $39.2 million of the maximum potential payout to the Class 3 Claim creditors remains and is classified as restricted cash in the condensed consolidated balance sheets. Based on the Company's analysis of the outstanding claims, the Company has a liability of $9.1 million at September 30, 2014, classified as unsecured notes to be issued in the condensed consolidated balance sheets. Activity impacting the Company's restricted cash and unsecured notes to be issued for the nine months ended September 30, 2014, was as follows:

	Restricted Cash	Unsecured Notes to be Issued
Balance at December 31, 2013	$56.0	$18.0
Class 3 Claim payments during 2014	(7.9)	(7.9)
Restricted cash returned to Quad/Graphics	(8.9)	—
Non-cash adjustment	—	(1.0)
Balance at September 30, 2014	$39.2	$9.1

The components of the Company's restricted cash at September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Defeasance of unsecured notes to be issued	$39.2	$56.0
Other	2.2	—
Total restricted cash	$41.4	$56.0
Less: Short-term restricted cash	9.5	4.5
Long-term restricted cash	$31.9	$51.5

While the liabilities recorded for any bankruptcy matters are based on management's current assessment of the amount likely to be paid, it is not possible to identify the final amount of priority cash claims or the amount of Class 3 Claims that will ultimately be allowed by the U.S. Bankruptcy Court. Therefore, payments for amounts owing in satisfaction of bankruptcy claims could be materially higher than the amounts accrued on the condensed consolidated balance sheets, which would require additional cash payments to be made and expense to be recorded for the amount exceeding the Company's estimate. Amounts payable related to the unsecured notes could exceed current estimates, which would require additional expense to be recorded. In light of the substantial number and amount of claims filed, the claims resolution process will take considerable time to complete.

World Color Press Insolvency Proceedings

The Company continues to manage the bankruptcy claim settlement process for the Quebecor World Inc. ("QWI") bankruptcy proceedings in the United States and Canada (QWI changed its name to "World Color Press Inc." upon emerging from bankruptcy on July 21, 2009). To the extent claims are allowed, the holders of such claims are entitled to receive recovery, with the nature of such recovery dependent upon the type and classification of such claims. In this regard, with respect to certain types of claims, the holders thereof are entitled to receive cash and/or unsecured notes, while the holders of certain other types of claims are entitled to receive a combination of Quad/Graphics common stock and cash, in accordance with the terms of the World Color Press acquisition agreement.

With respect to claims asserted by the holders thereof as being entitled to a priority cash recovery, the Company has estimated that approximately $2.5 million and $9.3 million of such recorded claims have yet to be paid as of December 31, 2013, and December 31, 2012, respectively, and this obligation is classified as amounts owing in satisfaction of bankruptcy claims in the consolidated balance sheets.

With respect to unsecured claims held by creditors of the operating subsidiary debtors of Quebecor World (USA) Inc. (the "Class 3 Claims"), each allowed Class 3 Claim will be entitled to receive an unsecured note in an amount not to exceed 50% of such creditor's allowed Class 3 Claim, provided, however, that the aggregate principal amount of all such unsecured notes cannot exceed $75.0 million. In the event that the total of all allowed Class 3 Claims exceeds $150.0 million, each creditor holding an allowed Class 3 Claim will receive its pro rata share of $75.0 million of the unsecured notes issued, together with accrued interest and a 5% prepayment redemption premium thereon (the total of which is $89.2 million). In connection with the World Color Press acquisition, the Company was required to deposit the maximum potential payout to the Class 3 Claim creditors of $89.2 million with a trustee, and that amount will remain with the trustee until either (1) it is paid to a creditor for an allowed Class 3 Claim or (2) upon all Class 3 Claims being resolved any excess amount will revert to the Company. In the year ended December 31, 2013, $4.5 million was paid to Class 3 Claim creditors. At December 31, 2013, $56.0 million remains and is classified as restricted cash in the consolidated balance sheets (see Note 10, "Restricted Cash"). Based on the Company's analysis of the outstanding claims, the Company has a liability of $18.0 million at December 31, 2013, classified as unsecured notes to be issued in the condensed consolidated balance sheets.

	Restricted Cash	Unsecured Notes to be Issued
Balance at January 1, 2012	$75.4	$38.7
Class 3 Claim payments during 2012	(14.9)	(14.9)
Balance at December 31, 2012	$60.5	$23.8
Class 3 Claim payments during 2013	(4.5)	(4.5)
Non-cash adjustments	—	(1.3)
Balance at December 31, 2013	$56.0	$18.0

While the liabilities recorded for any bankruptcy matters are based on management's current assessment of the amount likely to be paid, it is not possible to identify the final amount of priority cash claims or the amount of Class 3 Claims that will ultimately be allowed by the U.S. Bankruptcy Court. Therefore, amounts owing in satisfaction of bankruptcy claims on the consolidated balance sheets could be materially higher than the amounts estimated, which would require additional cash payments to be made for the amount exceeding the Company's estimate. Amounts payable related to the unsecured notes could reach the maximum aggregate principal amount of $75.0 million, which would not require an additional cash payment as the maximum potential exposure has already been funded in trust, but would require additional liability and expense to be recorded as the Company's estimate of total Class 3 Claim liability is $51.2 million ($33.2 million paid plus the $18.0 million remaining estimated liability as of December 31, 2013). In light of the substantial number and amount of claims filed, the claims resolution process will take considerable time to complete.